Semi Annual Report

June 30, 2014

(Unaudited)

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Walthausen Small Cap Value	7.4	AMG SouthernSun Small Cap Inv	7.8	T. Rowe Price New Horizons	6.8
Huber Capital Small Cap Value Inv	5.8	Fidelity Small Cap Discovery	7.7	Alliance Bernstein Small Cap Growth Adv	6.1
Adirondack Small Cap	4.5	PIMCO Small Cap StocksPLUS AR Strategy I	7.5	T. Rowe Price Small Cap Stock	5.2
DFA US Targeted Value I	4.4	Homestead Small Company Stock	7.3	Buffalo Emerging Opportunities	4.7
Cove Street Capital Small Cap Value I	2.8	TFS Small Cap	5.7	BMO Small Cap Growth Y	4.0
		Hodges Small Cap	5.5
		DFA US Micro Cap I	2.8
		Glenmede Small Cap Equity Adv	2.8

Short-Term Securities and Other Assets – 1.2%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
25%	37%	38%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2004 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2014
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	22.67%	17.36%	6.47%
Russell 2000 Index	23.64%	20.21%	8.70%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2014 (Unaudited)

Mutual Funds (98.8%)	Shares	Value

AMG SouthernSun Small Cap Inv	16,035	$ 504,625
Fidelity Small Cap Discovery	16,057	499,379
Pimco Small Cap StocksPLUS AR Strategy I	47,422	481,337
Walthausen Small Cap Value *	18,444	476,788
Homestead Small Company Stock *	12,398	468,648
T. Rowe Price New Horizons *	9,238	440,548
Alliance Bernstein Small Cap Growth Adv *	7,133	391,051
Huber Capital Small Cap Value Inv *	20,458	375,818
TFS Small Cap *	25,629	366,502
Hodges Small Cap *	17,306	353,732
T Rowe Price Small Cap Stock *	7,259	337,248
Buffalo Emerging Opportunities *	16,129	300,645
Adirondack Small Cap *	12,838	292,441
DFA US Targeted Value I	11,843	283,873
BMO Small Cap Growth Y *	11,023	259,158
Cove Street Capital Small Cap Value I *	4,815	182,291
Glenmede Small Cap Equity Adv *	6,668	181,568
DFA US Micro Cap I	8,807	179,304

Total Mutual Funds (Cost $ 4,919,250)		6,374,956

Short-Term Securities (0.1%)

Fidelity Institutional Money Market (Cost $ 6,928)		6,928

Total Short-Term Securities		6,928

Total Investments in Securities (Cost $ 4,926,178)		6,381,884

Other Assets (1.1%)		69,580

Net Assets (100%)		$ 6,451,464

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,926,178)	$ 6,381,884
Cash	69,580

Total Assets	6,451,464

Liabilities

Total Liabilities	-

Net Assets	$ 6,451,464

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 835,329)	$ 4,976,999
Accumulated realized gain on investments	18,759
Net unrealized appreciation on investments	1,455,706

Net Assets	$ 6,451,464

Net asset value per share	$ 7.72

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2014 (Unaudited)

Investment income
Dividend income from underlying funds	$ 1,238
Interest income from underlying funds	354
Dividend income from money market	104

Total investment income	1,696

Expenses
Investment advisory fees (note 2)	30,807
Administrative service fees	7,702
Total expenses	38,509

Net investment loss	(36,813)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	55,572
Net change in unrealized appreciation on investments	181,145
Net realized and unrealized gain on investments	236,717

Net increase in net assets resulting from operations	$ 199,904

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2014 (Unaudited) and

For The Year Ended December 31, 2013

	2014	2013
Increase in net assets from operations
Net investment loss	$ (36,813)	$ (33,922)
Capital gain distributions from underlying funds	55,572	330,235
Net realized gain from investments	-	498,200
Change in unrealized appreciation on investments	181,145	881,468
Net increase in net assets resulting from operations	199,904	1,675,981

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(794,513)	(77,524)
Total distributions	(794,513)	(77,524)

Capital share transactions (note 5)	707,497	(173,707)
Total increase	112,888	1,424,750

Net assets at beginning of period	6,338,576	4,913,826
Net assets at end of period	$ 6,451,464	$ 6,338,576

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
T. Rowe Price Value	5.5	PIMCO Fundamental IndexPlus AR I	5.6	T. Rowe Price Media & Telecommunications	4.2
Fairholme	4.9	Oakmark Select I	5.1	Wells Fargo Advantage Growth Adm	4.2
Voya Corporate Leaders Trust B	4.9	AMG Yacktman Service	4.5	ClearBridge Aggressive Growth FI	4.1
LSV Value Equity	3.4	Royce Special Equity Multi-Cap Service	4.3	Matthew 25	4.0
		Glenmede Large Cap Core Portfolio	4.0

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Rydex S & P 500 Pure Value H	5.1	Aston/Fairpointe Mid Cap N	5.1	Primecap Odyssey Aggressive Growth	5.4
Vanguard Selected Value Inv	5.1	Hodges	4.1	Akre Focus I	4.6
		Vanguard Strategic Equity Inv	4.1	Nicholas	3.8

Short-Term Securities and Other Assets – 4.0%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
32%	30%	38%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
Russell 1000 Index
$21,966
MH Elite
Fund of Funds
$17,845
6/30/2004
6/30/2005
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
6/30/2014
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2014
	Average Annual
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	20.05%	15.26%	5.96%
Russell 1000 Index	25.35%	19.25%	8.19%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2014 (Unaudited)

Mutual Funds (96.0%)	Shares	Value

Pimco Fundamental IndexPlus AR I	79,004	$ 583,048
T. Rowe Price Value *	15,652	577,257
Primecap Odyssey Aggressive Growth *	17,410	562,155
Vanguard Selected Value Inv *	17,618	535,227
Aston/Fairpointe Mid Cap N *	10,984	532,827
Oakmark Select I *	11,846	527,363
Rydex S & P 500 Pure Value H *	3,506	526,192
Voya Corporate Leaders Trust B	15,919	508,769
Fairholme *	11,914	507,782
Akre Focus I *	21,771	480,044
AMG Yacktman Service*	19,206	473,608
Royce Special Equity Multi-Cap Service *	28,285	445,779
Wells Fargo Advantage Growth Adm *	8,138	438,821
T. Rowe Price Media & Telecommunications *	6,031	432,914
ClearBridge Aggressive Growth FI *	2,105	429,767
Hodges *	10,773	429,302
Vanguard Strategic Equity Inv *	12,962	425,016
Matthew 25 *	13,263	420,822
Glenmede Large Cap Core Portfolio *	19,802	418,416
Nicholas	6,086	397,626
LSV Value Equity *	15,178	353,036

Total Mutual Funds (Cost $ 8,283,210)		10,005,771

Short-Term Securities (1.6%)

Fidelity Institutional Money Market (Cost $ 172,490)		172,490

Total Short-Term Securities (Cost $ 172,490)		172,490

Total Investments in Securities (Cost $ 8,455,700)		10,178,261

Other Assets (2.4%)		248,960

Net Assets (100%)		$ 10,427,221

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments in securities at value (Cost $ 8,455,700)	$ 10,178,261
Cash	248,960

Total Assets	10,427,221

Liabilities

Total Liabilities	-

Net Assets	$ 10,427,221

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,441,972)	$ 7,657,578
Accumulated realized gain on investments	1,047,082
Net unrealized appreciation on investments	1,722,561

Net Assets	$ 10,427,221

Net asset value per share	$ 7.23

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2014 (Unaudited)

Investment income
Dividend income from underlying funds	$ 31,337
Dividend income from money market	215
Total investment income	31,552

Expenses
Investment advisory fees (note 2)	48,788
Administrative service fees	12,197
Total expenses	60,985

Net investment loss	(29,433)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	18,273
Net realized gain from investments	1,058,242
Net change in unrealized depreciation on investments	(544,580)
Net realized and unrealized gain on investments	531,935

Net increase in net assets resulting from operations	$ 502,502

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2014 (Unaudited) and

For The Year Ended December 31, 2013

	2014	2013
Increase in net assets from operations
Net investment income/(loss)	$ (29,433)	$ 20,616
Capital gain distributions from underlying funds	18,273	360,167
Net realized gain from investments	1,058,242	324,330
Change in unrealized appreciation/(depreciation) on investments	(544,580)	1,546,061
Net increase in net assets resulting from operations	502,502	2,251,174

Distributions to shareholders from:
Net investment income	(20,616)	(34,976)
Realized gains	(499,860)	-
Total distributions	(520,476)	(34,976)

Capital share transactions (note 5)	591,173	96,414
Total increase	573,199	2,312,612

Net assets at beginning of period	9,854,022	7,541,410
Net assets at end of period	$ 10,427,221	$ 9,854,022

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Commodities	%
Oakmark International I	7.0	Oppenheimer Developing Markets Y	6.3	Pimco CommoditiesPLUS Strategy I	3.1
MFS International Value I	6.4	Virtus Emerging Markets Opportunities I	5.4
Lazard International Strategic Equity I	6.0	Harding Loevner Emerging Markets Adv	4.3
Artisan International Value Inv	5.6	Harding Loevner Frontier Emerging Markets I	3.0
Pimco International StocksPLUS AR Strategy I (USD-Hedged)	5.4	Baron Emerging Markets Retail	2.2
Franklin International Small Cap Growth Adv	5.3	Columbia Acorn Emerging Markets R4	1.9
Oppenheimer International Growth Y	5.3

Natural Resources	%	Global Real Estate	%	Health	%
Calvert Global Water A	3.2	Prudential Global Real Estate Z	3.5	T. Rowe Price Health Sciences	5.2
Vanguard Energy Index Adm	3.2	Third Avenue Real Estate Value I	2.6
Vanguard Materials Index Adm	3.1
Fidelity Select Chemicals Portfolio	2.9

World Stock	%	Misc. Region	%
Alpine Global Infrastructure I	3.5	T. Rowe Price Africa & Middle East	2.6

Short-Term Securities and Other Assets – 3.0%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S & P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S & P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2014
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	16.18%	9.19%	2.19%
S & P 500 Index	24.61%	18.83%	7.09%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2014 (Unaudited)

Mutual Funds (97.0%)	Shares	Value

Oakmark International I *	15,177	$ 408,264
MFS International Value I *	9,983	370,879
Oppenheimer Developing Markets Y *	9,178	365,465
Lazard International Strategic Equity I *	22,762	349,621
Artisan International Value Inv *	8,295	324,585
Virtus Emerging Market Opportunities I	30,190	313,074
Pimco International StocksPLUS AR Strategy I (USD-Hedged)	38,637	312,961
Oppenheimer International Growth Y *	7,908	308,976
Franklin International Small Cap Growth Adv *	13,158	306,316
T. Rowe Price Health Sciences *	4,771	305,089
Harding Loevner Emerging Markets Adv *	4,814	252,166
Alpine Global Infrastructure I	9,744	202,676
Prudential Global Real Estate Z	8,161	200,843
Vanguard Energy Index Adm *	2,628	188,959
Calvert Global Water A *	8,858	184,858
Vanguard Materials Index Adm *	3,209	182,752
Pimco CommoditiesPLUS Strategy I	15,760	182,503
Harding Loevner Frontier Emerging Markets I *	17,870	174,416
Fidelity Select Chemicals Portfolio	1,094	167,206
Third Avenue Real Estate Value I *	4,771	151,908
T. Rowe Price Africa and Middle East *	15,182	150,000
Baron Emerging Markets Retail *	10,154	127,031
Columbia Acorn Emerging Markets R4	8,078	112,601

Total Mutual Funds (Cost $ 4,612,860)		5,643,149

Short-Term Securities (0.9%)

Fidelity Institutional Money Market (Cost $ 54,789)		54,789

Total Short-term Securities (Cost $ 54,789)		54,789

Total Investments in Securities (Cost $ 4,667,649)		5,697,938

Other Assets (2.1%)		122,346

Net Assets (100%)		$ 5,820,284

* Non-income producing security during the period.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,667,649)	$ 5,697,938
Cash	122,346

Total Assets	5,820,284

Liabilities
Total Liabilities	-

Net Assets	$ 5,820,284

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 977,052)	$ 4,817,868
Accumulated realized losses on investments	(27,873)
Net unrealized appreciation on investments	1,030,289

Net Assets	$ 5,820,284

Net asset value per share	$ 5.96

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2014 (Unaudited)

Investment income
Dividend income from underlying funds	$ 12,253
Interest income from underlying funds	1,466
Dividend income from money market	100
Total investment income	13,819

Expenses
Investment advisory fees (note 2)	40,655
Administrative service fees	5,808
Total expenses	46,463

Net investment loss	(32,644)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	5,155
Net realized gain from investments	211,454
Net change in unrealized appreciation on investments	76,307
Net realized and unrealized gain on investments	292,916

Net increase in net assets resulting from operations	$ 260,272

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2014 (Unaudited) and

For The Year Ended December 31, 2013

	2014	2013
Increase in net assets from operations
Net investment loss	$ (32,644)	$ (44,603)
Capital gain distributions from underlying funds	5,155	70,197
Net realized gain from investments	211,454	191,796
Change in unrealized appreciation on investments	76,307	333,283
Net increase in net assets resulting from operations	260,272	550,673

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	202,132	(280,910)
Total increase	462,404	269,763

Net assets at beginning of period	5,357,880	5,088,117
Net assets at end of period	$ 5,820,284	$ 5,357,880

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Virtus Multi-Sector Short Term Bond I	5.2	PIMCO Investment Grade Corp Bond I	4.0	Loomis Sayles Bond I	5.1
Thornburg Limited Term Income A	3.6	DoubleLine Total Return Bond I	3.8	PIMCO Income I	5.1
Thompson Bond	3.5	TCW Total Return Bond I	3.5
Lord Abbett Short Duration Income F	3.1	USAA Intermediate Term Bond	3.5

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Ivy High Income I	4.6	Fidelity New Markets Income	4.8	Templeton Global Total Return Adv	5.0
Third Avenue Focused Credit I	4.5	TCW Emerging Markets Income I	4.4	PIMCO Foreign Bond (USD - Hedged) I	4.1

Bank Loan	%	Conservative Allocation	%	Utilities	%
Credit Suisse Floating Rate High Income I	3.5	Berwyn Income	3.5	Prudential Jennison Utility Z	3.7
Nuveen Symphony Floating Rate Income I	2.8

Income from Stock Dividends	%	Preferred Stock	%
Vanguard High Dividend Yield Index Inv	4.3	Cohen & Steers Preferred Sec & Inc I	3.5
		Forward Select Income I	3.5

Short-Term Securities and Other Assets – 7.4%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
6/30/2013
6/30/2014
Barclays Capital Aggregate Bond Index $10,815
MH Elite Income Fund of Funds $11,175
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2014
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	5.40%	3.93%
Barclays Capital Aggregate Bond Index	4.38%	3.01%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2014 (Unaudited)

Mutual Funds (92.6%)	Shares	Value

Virtus Multi-Sector Short Term Bond I	37,448	$ 184,246
Pimco Income I	14,342	182,289
Loomis Sayles Bond I	11,253	179,150
Templeton Global Total Return Adv	12,948	176,606
Fidelity New Markets Income	10,022	168,465
Ivy High Income I	18,557	162,558
Third Avenue Focused Credit I *	13,104	158,296
TCW Emerging Markets Income I	17,676	155,372
Vanguard High Dividend Yield Index Inv	5,747	150,981
Pimco Foreign Bond (USD Hedged) I	13,371	145,609
Pimco Investment Grade Corporate Bond I	13,372	143,210
Doubleline Total Return Bond I	12,116	133,157
Prudental Jennison Utility Z *	7,562	130,598
Thornburg Limited Term Income A	9,463	128,217
TCW Total Return Bond I	12,219	125,489
USAA Intermediate Term Bond	11,416	125,457
Berwyn Income *	8,669	125,347
Cohen & Steers Preferred Sec & Inc I	9,108	125,328
Thompson Bond *	10,408	124,167
Forward Select Income I *	4,810	124,000
Credit Suisse Floating Rate High Income I	17,601	122,500
Lord Abbett Short Duration Income F	24,284	110,493
Nuveen Symphony Floating Rate Income I	4,744	99,953

Total Mutual Funds (Cost $ 3,230,000)		3,281,488

Short-Term Securities (1.8%)

Fidelity Institutional Money Market (Cost $ 63,035)		63,035

Total Short-term Securities (Cost $ 63,035)		63,035

Total Investments in Securities (Cost $ 3,293,035)		3,344,523

Other Assets (5.6%)		197,514

Net Assets (100%)		$ 3,542,037

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,293,035)	$ 3,344,523
Cash	197,514

Total Assets	3,542,037

Liabilities

Total Liabilities	-

Net Assets	$ 3,542,037

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 677,426)	$ 3,477,140
Accumulated realized gain on investments	13,409
Net unrealized appreciation on investments	51,488

Net Assets	$ 3,542,037

Net asset value per share	$ 5.23

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2014 (Unaudited)

Investment income
Dividend income from underlying funds	$ 11,912
Interest Income from underlying funds	47,473
Dividend income from money market	142
Total investment income	59,527

Expenses
Investment advisory fees (note 2)	15,921
Administrative service fees	3,980
Total expenses	19,901

Net investment income	39,626

Realized and unrealized gain (loss) on investments
Net realized loss from investments	(8,124)
Net change in unrealized appreciation on investments	96,317
Net realized and unrealized gain on investments	88,193

Net increase in net assets resulting from operations	$ 127,819

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2014 (Unaudited) and

For The Year Ended December 31, 2013

	2014	2013
Increase in net assets from operations
Net investment income	$ 39,626	$ 78,471
Capital gain distributions from underlying funds	-	15,890
Net realized loss from investments	(8,124)	(33,983)
Change in unrealized appreciation/(depreciation) on investments	96,317	(69,952)
Net increase (decrease) in net assets resulting from operations	127,819	(9,574)

Distributions to shareholders from:
Net investment income	(78,471)	(53,562)
Realized gains	-	(34,298)
Total distributions	(78,471)	(87,860)

Capital share transactions (note 5)	360,066	608,940
Total increase	409,414	511,506

Net assets at beginning of period	$ 3,132,623	$ 2,621,117
Net assets at end of period	$ 3,542,037	$ 3,132,623

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
			For the Years Ended December 31,			
PER SHARE DATA:						
Net asset value, beginning of year	$ 8.56	$ 6.41	$ 5.57	$ 6.03	$ 4.95	$ 3.76
Income from Investment Operations:						
Net Investment Income/(Loss) (a) (c)	(0.05)	(0.05)	(0.01)	(0.03)	0.03	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	0.28	2.30	0.85	(0.40)	1.05	1.21
Total Income/(Loss) from Investment Operations	0.23	2.25	0.84	(0.43)	1.08	1.19
Distributions to shareholders from:						
Net investment income	-	-	-	(0.03)	-	-
Realized gains	(1.07)	(0.10)	-	-	-	-
Net asset value, end of year	$ 7.72	$ 8.56	$ 6.41	$ 5.57	$ 6.03	$ 4.95
Total Return (b)	3.18%	35.63%	15.08%	-7.09%	21.82%	31.65%
Ratios and Supplemental Data:						
Net assets, end of period (in 000's)	$ 6,451	$ 6,339	$ 4,914	$ 4,178	$ 4,243	$ 3,356
Ratio of Expenses to Average Net Assets (c)	1.23% (d)	1.25%	1.25%	1.23%	1.26%	1.26%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	-1.17% (d)	-0.61%	-0.16%	-0.54%	0.03%	-0.60%
Portfolio turnover rate (%)	0.00%	31.07%	29.28%	26.14%	46.02%	35.73%

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011 thus the ratios and supplement data have been annualized.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(e)

Annualized.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval (Note 8). MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 20010 – 2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all subsequent events through, August 29, 2014, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2014 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2014 (Unaudited) the net investment losses for the following Funds are:

Small Cap Fund of Funds - $36,813    Fund of Funds - $29,433    Select Portfolio of Funds - $32,644

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 1.85% of average net assets.

For the period ended June 30, 2014 (Unaudited) the management fees for each Fund were:

MH Elite Small Cap Fund of Funds

$ 30,807

MH Elite Fund of Funds

$ 48,788

MH Elite Select Portfolio of Funds

$ 40,655

MH Elite Income Fund of Funds

$ 15,921

For the period ended June 30, 2014 (Unaudited) other expenses for each Fund were:

MH Elite Small Cap Fund of Funds

$   7,702

MH Elite Fund of Funds

$ 12,197

MH Elite Select Portfolio of Funds

$   5,808

MH Elite Income Fund of Funds

$   3,980

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2014 (Unaudited) aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 175,000	$ -
MH Elite Fund of Funds	$ 4,025,000	$ 3,685,032
MH Elite Select Portfolio of Funds	$ 1,395,000	$ 1,173,594
MH Elite Income Fund of Funds	$ 1,260,000	$ 796,876

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2014 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 1,455,706	$ -
MH Elite Fund of Funds	$ 1,724,935	$ 2,374
MH Elite Select Portfolio of Funds	$ 1,031,289	$ 1,000
MH Elite Income Fund of Funds	$ 72,403	$ 20,915

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2013, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$90,472	$42,329	$-	$78,471
Undistributed long-term capital gain	$704,042	$478,147	$-	$-
Unrealized appreciation	$1,274,561	$2,267,141	$953,982	$-

At December 31, 2013, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2014 with an ex and pay date of January 8, 2014.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share	Amount	Per Share
Dividend	$ -	$ -	$ 20,616	$0.015230	$ 78,471	$0.129580
Short Term Capital Gain	$ 90,472	$0.122181	$ 21,713	$0.016041	$ -	$ -
Long Term Capital Gain	$ 704,042	$0.950800	$ 478,147	$0.353239	$ -	$ -

No distribution in 2013 was declared for the MH Elite Select Portfolio of Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2013, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2017	-	-	$94,568	-
Indefinitely	-	-	$ 72,667	18,093
Total	-	-	$167,235	18,093

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2014 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2014 (Unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	27,296	$ 203,143	46,291	$ 363,972
Shares issued in reinvestment of distributions	106,168	790,950	11,912	77,188
	133,464	994,093	58,203	441,160
Shares redeemed	(38,898)	(286,596)	(83,919)	(614,867)
Net Increase/(Decrease)	94,566	$ 707,497	(25,716)	$ (173,707)

	MH Elite Fund of Funds
	For the six months ended June 30, 2014 (Unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	105,947	$ 729,975	163,560	$ 1,079,535
Shares issued in reinvestment of distributions	75,761	520,476	6,115	34,976
	181,708	1,250,451	169,675	1,114,511
Shares redeemed	(94,557)	(659,278)	(156,779)	(1,018,097)
Net Increase	87,151	$ 591,173	12,896	$ 96,414

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS (Continued)

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2014 (Unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	58,949	$ 338,672	112,083	$ 605,203
Shares issued in reinvestment of distributions	-	-	-	-
	58,949	338,672	112,083	605,203
Shares redeemed	(23,857)	(136,540)	(165,147)	(886,113)
Net Increase/(decrease)	35,092	$ 202,132	(53,064)	$ (280,910)

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2014 (Unaudited)		For the year ended December 31, 201s
	Shares	Amount	Shares	Amount
Shares Sold	66,621	$ 343,405	243,357	$ 1,259,227
Shares issued in reinvestment of distributions	15,601	78,471	16,929	87,860
	82,222	421,876	260,286	1,347,087
Shares redeemed	(12,115)	(61,810)	(144,224)	(738,147)
Net Increase	70,107	$ 360,066	116,062	$ 608,940

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Money Market Funds. Securities are valued using amortized cost, which approximates fair value. To the extent that the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2014 (Unaudited):

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,381,884	$ 10,178,261	$ 5,697,938	$ 3,344,523
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 6,381,884	$ 10,178,261	$ 5,697,938	$ 3,344,523

The Funds did not hold any Level 3 investments during the year ended June 30, 2014.  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).

The ASU is effective for interim and annual reporting periods that begin after December 15,

2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

 MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2014

(Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2014

(Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2014 through June 30, 2014.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period January 1, 2014 to June 30, 2014 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,032	$6.30	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,050	$6.35	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,048	$6.35	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,040	$6.32	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.26

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 1.85% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

BOARD OF TRUSTEES INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

June 30, 2014

(Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 86	Independent Trustee	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 69	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 45	Independent Trustee	One Year, Since 9-1-2003	American International Group, Inc. Head Information Analytics Actuary; previously, Vice President at Munich Re America	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 58	Interested Trustee, Vice-President	One Year, Since 7-31-1998	Ericsson Software Engineering Manager and MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 38	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Disinterested Trustees are compensated by the adviser and not the Funds

BOARD OF TRUSTEES INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

June 30, 2014

(Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 62	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 58	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	Ericsson Software Engineering Manager	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

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MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi Annual Report

to

Shareholders

June 30, 2014 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076